1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No. 19                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 20                                                     [X]


                             EVERGREEN EQUITY TRUST
(As successor to certain series of Mentor Funds and America's Utility Fund,Inc.)
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)


     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 33-45315/811-6550 of Mentor Funds, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Mentor Balanced
Portfolio series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 33-45315/811-6550 of Mentor Funds, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Mentor Growth Portfolio series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 33-45315/811-6550 of Mentor Funds, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Mentor Income and Growth Portfolio series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 33-45437/811-6549 of America's Utility Fund, Inc., a Maryland Corporation, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 19
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 19 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

      Prospectus for Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund is contained in Post-Effective
  Amendment No. 16 to Registration Statement No. 333-37453/811-08413 filed on
             July 29, 1999 and is incorporated by reference herein.


           Prospectuses for Evergreen Fund, Evergreen Micro Cap Fund,
             Evergreen Aggressive Growth Fund, Evergreen Omega Fund,
      Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund,
      Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund contained in Post-Effective Amendment No. 12 to Registration Statement
       No. 333-37453/811-08413 filed on February 1, 1999 are incorporated by reference herein.


     Prospectuses for Evergreen Masters Fund contained in Post-Effective
       Amendment No. 11 to Registration Statement No.333-37453/811-08413
                  filed on December 29, 1998 are incorporated by
                               reference herein.


       Prospectuses for Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap
      Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and
              Evergreen Blue Chip Fund contained in Post-Effective
       Amendment No. 10 to Registration Statement No. 333-37453/811-08413
        filed on November 25, 1998 are incorporated by reference herein.


                                     PART B
                                     ------

   Statement of Additional Information for Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund is contained in
         Post-Effective Amendment No. 16 to Registration Statement No. 333-37453/811-08413 filed on July 29, 1999 and is incorporated by reference herein.

   Statement of Additional Information for Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small
 Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector
      Fund, Evergreen Tax Strategic Equity Fund and Evergreen Masters Fund contained in Post-Effective Amendment No. 12 to Registration Statement
        No. 333-37453/811-08413 filed on February 1, 1999 is incorporated by reference herein.

    Statement of Additional Information for Evergreen Fund for Total Return,
       Evergreen Growth and Income Fund, Evergreen Income and Growth Fund,
          Evergreen Small Cap Equity Income Fund, Evergreen Value Fund,
        Evergreen Utility Fund and Evergreen Blue Chip Fund contained in
           Post-Effective Amendment No. 10 to Registration Statement
             No. 333-37453/811-08413 filed on November 25, 1998
                      is incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                          SUPPLEMENT TO THE PROSPECTUS

                        SUPPLEMENT TO THE PROSPECTUSES OF
                                  MENTOR FUNDS
                           MENTOR INSTITUTIONAL TRUST
                          AMERICA'S UTILITY FUND, INC.
                      (Each a "Fund", together the "Funds")

THE CHANGES LISTED IN SECTION I BELOW ARE EFFECTIVE OCTOBER 15, 1999 FOR ALL FUNDS EXCEPT MENTOR CAPITAL GROWTH PORTFOLIO

I. Effective October 15, 1999, each of the Funds' prospectuses is supplemented to reflect the following changes:

         A.  Conversion to series of an Evergreen Delaware business trust.

Each of the Funds listed below has been reorganized as a separate series of a Delaware business trust. The name of each Mentor Fund and the Evergreen Trust into which it is being reorganized is set forth below.

         Name of Fund                                         Name of Trust
         Mentor Balanced Portfolio                            Evergreen Equity Trust
         Mentor Growth Portfolio                              Evergreen Equity Trust
         Mentor Short-Duration Income Portfolio               Evergreen Fixed Income Trust
         Mentor Capital Growth Portfolio                      Evergreen Equity Trust
         Mentor Municipal Income Portfolio                    Evergreen Municipal Trust
         Mentor Quality Income Portfolio                      Evergreen Fixed Income Trust
         Mentor Income and Growth Portfolio                   Evergreen Equity Trust
         Mentor Perpetual Global Portfolio                    Evergreen International Trust
         Mentor High Income Portfolio                         Evergreen Fixed Income Trust
         Mentor Perpetual International Portfolio             Evergreen International Trust
         Mentor Fixed-Income Portfolio                        Evergreen Select Fixed Income Trust
         SNAP Fund                                            Evergreen Select Money Market Trust
         America's Utility Fund, Inc.                         Evergreen Equity Trust


In connection with the conversion, each Fund (except SNAP Fund) has changed its name as indicated below.

         Current Fund Name                                    New Fund Name

         Mentor Balanced Portfolio                            Evergreen Capital Balanced Fund
         Mentor Growth Portfolio                              Evergreen Growth Fund
         Mentor Short-Duration Income Portfolio               Evergreen Short-Duration Income Fund
         Mentor Capital Growth Portfolio                      Evergreen Capital Growth Fund
         Mentor Municipal Income Portfolio                    Evergreen Municipal Income Fund
         Mentor Quality Income Portfolio                      Evergreen Quality Income Fund
         Mentor Income and Growth Portfolio                   Evergreen Capital Income and Growth Fund
         Mentor Perpetual Global Portfolio                    Evergreen Perpetual Global Fund
         Mentor High Income Portfolio                         Evergreen High Income Fund
         Mentor Perpetual International Portfolio             Evergreen Perpetual International Fund
         Mentor Fixed-Income Portfolio                        Evergreen Select Fixed Income Fund II
         America's Utility Fund, Inc.                         Evergreen America's Utility Fund

         B.  Change of Investment Objective from Fundamental to Nonfundamental.

In   connection   with  the  above   conversion,   Shareholders   approved   the
reclassification of the investment objective of each of the following Funds from
"fundamental"  (i.e.,  changeable by shareholder vote only) to  "nonfundamental"
(i.e., changeable by vote of the Board):

         Mentor Balanced Portfolio                            Mentor Quality Income Portfolio
         Mentor Growth Portfolio                              Mentor Income and Growth Portfolio
         Mentor Capital Growth Portfolio                      Mentor Perpetual Global Portfolio
         Mentor Municipal Income Portfolio                    Mentor High Income Portfolio

C.        Changes in Fundamental Investment Restrictions

Also in connection with the above conversion, Shareholders approved the adoption of standardized fundamental investment restrictions by amending or reclassifying the current fundamental investment restrictions of each Mentor Fund listed in Section A above. These newly adopted investment restrictions are set forth in the Supplement dated October 15, 1999 to each Fund's Statement of Additional Information.

         D. Mergers with existing Evergreen series.

Shareholders of certain of the Mentor Funds ("Acquired Fund") also approved the reorganization of their Fund into an existing Evergreen Fund ("Acquiring Fund") to be effective March 10, 2000. In the reorganization, all of the assets of an Acquired Fund will be transferred to an Acquiring Fund (as noted below) and shareholders of the Acquired Fund will receive shares of the appropriate Acquiring Fund in exchange for their shares. Completion of the mergers is subject to the approval of the Board of Trustees of the Evergreen Funds at their meeting to be held December l6, 1999.

         Acquired Fund                                        Acquiring Fund

         Mentor Income and Growth Portfolio          Evergreen Capital Balanced Fund
                                                    (Formerly Mentor Balanced Portfolio)
         Mentor Short-Duration Income Portfolio      Evergreen Short Intermediate Bond Fund
         Mentor Municipal Income Portfolio           Evergreen Municipal Bond Fund
         America's Utility Fund, Inc.                Evergreen Utility Fund


THE CHANGES LISTED IN SECTION II BELOW ARE EFFECTIVE OCTOBER 15, 1999 FOR ALL FUNDS EXCEPT MENTOR CAPITAL GROWTH PORTFOLIO

II.      Addition of New Classes of Shares

         A.  Class B Shares

In connection with the conversion to a series of an Evergreen Delaware business trust, as described above, each of the following Mentor Funds' shares currently designated "Class B" will be redesignated "Class C". Effective October 15, 1999, each of the following Funds will add a new class of shares designated as Class B.

Evergreen Capital Balanced Fund (formerly Mentor Balanced Portfolio)
Evergreen Growth Fund (formerly Mentor Growth Portfolio)
Evergreen Capital Growth Fund (formerly Mentor Capital Growth Portfolio) Evergreen Quality Income Fund (formerly Mentor Quality Income Portfolio) Evergreen Perpetual Global Fund (formerly Mentor Perpetual Global Portfolio) Evergreen High Income Fund (formerly Mentor High Income Portfolio)
Evergreen Perpetual International Fund (formerly Mentor Perpetual International
 Portfolio)

         (1) Expense Summary (for each of the above Funds except Evergreen Perpetual International Fund)

Expenses are one of several factors to consider when investing in a Fund. The following tables are provided to help you understand the expenses of investing in each of the Funds and your share of the operating expenses of each of the Funds. Expenses shown are based on estimated expenses for the upcoming fiscal year end.

Shareholder Transaction Expenses                                                          Class B Shares
         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)         None
         Maximum Sales Charge Imposed on Reinvested  Dividends                                 None
         Contingent Deferred Sales Charge (as a percentage of the lower of the                 5%(1)
         original purchase price or redemption proceeds of shares redeemed)

(1)      The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. See "How to Buy Shares" for more information.

Annual Fund Operating Expenses
(as a percentage of average net assets)

                                             Capital                   Capital      Quality        Perpetual       High
         Class B Shares                      Balanced      Growth      Growth       Income          Global        Income
                                             ---------------------------------------------------------------------------
         Investment Advisory Fee (2)         0.75%          0.70%        0.80%        0.48%            1.05%         0.35%
         12b-1 Fee                           1.00%          1.00%        1.00%        1.00%            1.00%         1.00%
         Other Expenses                      0.37%          0.31%        0.29%        0.32%            0.45%         0.35%
                                             ------         -----        -----       -----            -----          -----
         Total Fund Operating
                 Expenses (2)                2.12%          2.01%        2.09%        1.80%            2.50%         1.70%


(2)           Mentor Investment  Advisors,  LLC has agreed to limit its Advisory
              Fees from Quality Income and High Income. In the absence of these expense limitations, Advisory Fees for Quality Income and High
              Income would be 0.60% and 0.70%, respectively, and Total Operating
              Expenses would be 1.92% and 2.05%, respectively.

Examples

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:

                                             Capital                   Capital     Quality        Perpetual     High
         Class B Shares                      Balanced    Growth        Growth       Income        Global        Income
                                             ---------------------------------------------------------------------------
         After 1 Year                         $22         $20          $21           $18           $25          $17
         After 3 Years                        $66         $63          $65           $57           $78          $54
         After 5 Years                       $114        $108         $112           $97          $133          $92
         After 10 Years                      $217        $205         $214          $183          $257          $172

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:

                                             Capital                Capital     Quality        Perpetual       High
         Class B Shares                      Balanced   Growth      Growth       Income          Global        Income
                                             ---------------------------------------------------------------------------
         After 1 Year                         $72        $70          $71         $68            $75             $67
         After 3 Years                        $96        $93          $95         $87            $108            $84
         After 5 Years                       $134       $128         $132         $117           $153            $112
         After 10 Years                      $217       $205         $214         $183           $257            $172

The Examples should not be considered a representation of future performance; actual expenses may vary.

How to Buy Shares

Class B Shares. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                         CDSC
Redemption Timing                                                                       Imposed
-----------------                                                                       -------
Month of purchase and the first twelve-month period following the month of purchase      5.00%
Second twelve-month period following the month of purchase                               4.00%
Third twelve-month period following the month of purchase                                3.00%
Fourth twelve-month period following the month of purchase                               3.00%
Fifth Twelve-month period following the month of purchase                                2.00%
Sixth Twelve-month period following the month of purchase                                1.00%
No CDSC is imposed on amounts redeemed thereafter.

At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor of Fund shares to have been compensated for the expenses associated with the sale of such shares.

Distribution Plans (Class B and Class C Shares)

The information contained in this section applies regarding payments made in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

         (2)  Expense Summary (for Evergreen Perpetual International Fund)

Expenses  are one of several  factors to consider  when  investing  in the Fund.
Expenses shown are based on expenses incurred in respect of Class B shares of the Fund for the 1999 fiscal year end.

Fees and Expenses of the Fund

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):                             Class B
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price).......... None
    Maximum Sales Load Imposed on Reinvested Dividends................................... None
    Maximum Deferred Sales Load (as a percentage of the lower of the original purchase
                  Price or redemption proceeds).......................................... 5.00% (3)

Annual Fund Operating Expenses
(as a percentage of average net assets)                                                 Class B
    Management Fees.....................................................................  1.00%
    12b-1 Fees..........................................................................  1.00%
    Other Expenses......................................................................  0.43%
    Total Annual Fund Operating Expenses................................................  2.43%

(3)  The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. See "How to Buy Shares" for more information.

Examples

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investment in other mutual funds. The Examples assume that you invest $10,000 in the class of shares of the Fund indicated for the time periods indicated and then either (a) redeem all of your shares at the end of those periods or (b) do not redeem your shares. The Examples also assume that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

(a)      Assuming Redemption                  (b) Assuming No Redemption
                             Class B                                    Class B
         1 year.............  $  746              1 year............... $   246
         3 years ...........  $1,058              3 years.............. $   758
         5 years............  $1,496              5 years.............. $ 1,296
         10 years ..........  $ 2,494            10 years.............. $ 2,494

How to Buy Shares

Class B Shares. If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

                                                          Contingent Deferred
 Time Held                                                  Sales Charge
 ---------                                                  ------------
 Month of Purchase + First 12 Month Period                       5.00%
 Month of Purchase + Second 12 Month Period                      4.00%
 Month of Purchase + Third 12 Month Period                       3.00%
 Month of Purchase + Fourth 12 Month Period                      3.00%
 Month of Purchase + Fifth 12 Month Period                       2.00%
 Month of Purchase + Sixth 12 Month Period                       1.00%
 Thereafter                                                      0%
 After 7 years                                              Converts to Class A
 Dealer Allowance                                                 4.00%


The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gains reinvestments or on any gains in the value of your shares.

Distribution Plans (Class B and Class C Shares)

The information contained in this section applies regarding payments made in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

         B.  Institutional Service Shares

In connection with the conversion to a series of an Evergreen Delaware business trust, as described above, the Class Y shares of Evergreen Select Fixed Income Fund II will be redesignated "Institutional Shares". Effective October 15, 1999, the Fund will add a new class of shares designated as "Institutional Service Shares".

Expense Summary

Expenses  are one of several  factors to consider  when  investing  in the Fund.
Expenses shown are based on expenses incurred in respect of Institutional Service shares of the Fund for the 1999 fiscal year end.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):               None

Annual Fund Operating Expenses                                    Institutional
(as a percentage of average net assets)                           Service Shares
     Management Fees.................................................. 0.00%
     12b-1 Fee........................................................ 0.25%
     Other Expenses................................................... 0.10%
     Total Annual Fund Operating Expenses............................. 0.35%

Examples

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investment in other mutual funds. The Examples assume that you invest $10,000 in the class of shares of the Fund indicated for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

 1 year...........................................  $    36
 3 years..........................................  $   113
 5 years..........................................  $   197
 10 years.........................................  $   443

How to Buy Shares

Shares of Select Fixed Income Fund II are sold at net asset value next determined after a purchase order is received by the Fund. Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. In most cases, in order to receive that day's public offering price, your order must be received by the Fund before the close of regular trading on the New York Stock Exchange.

Distribution Plans (Institutional Service Shares)

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to its Institutional Service shares (the "plan") providing for payments by the Fund to its Distributor from the assets attributable to the Fund's Institutional Service shares at the annual rate set out under "Expense Summary - Annual Fund Operating Expenses" above. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine.

October 15, 1999

                             EVERGREEN EQUITY TRUST

                                     PART B

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                                SUPPLEMENT TO THE
                     STATEMENTS OF ADDITIONAL INFORMATION OF
                                  MENTOR FUNDS
                           MENTOR INSTITUTIONAL TRUST
                          AMERICA'S UTILITY FUND, INC.
                 (each a "Fund" and, collectively, the "Funds")


THE CHANGES LISTED IN SECTIONS I, II, III AND IV BELOW ARE EFFECTIVE OCTOBER 15, 1999 FOR ALL FUNDS EXCEPT MENTOR CAPITAL GROWTH PORTFOLIO


         Effective October 15, 1999, the Statements of Additional Information of each of the Funds are hereby supplemented as follows:

I.       Standardized Fundamental Investment Restrictions

         Each of the above Funds (except SNAP Fund) has adopted the following standardized fundamental investment restrictions. These restrictions may be changed only by a vote of Fund shareholders.

         1. Diversification of Investments

         The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

         2. Concentration of a Fund's Assets in a Particular Industry. (All Funds other than those listed below.)

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities).

         For America's Utility Fund, Inc.

         The Fund will concentrate its investments in the utilities industry.

         3. Issuance of Senior Securities

         Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

         4. Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

         5. Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

         6. Investment in Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

         7. Commodities

         The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

II.      Reclassification of All Other Fundamental Investment Restrictions

         All investment restrictions other than those described above as having been standardized have been reclassified from fundamental to nonfundamental and, as, such, may be changed by a Fund's Board of Trustees at any time without a shareholder vote.

III.     Management of the Trust

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of the shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is not an "interested person" of the Funds, as that term is defined in the 1940 Act. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.; former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and  Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of  the  Board, Director, and Executive Vice President, The
                                                                 London  Harness Company; former Managing Partner, Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting)

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       of  Trustees                Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax,  Inc.; Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and
                                                                 former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas  L. McVerry                   Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut Natural Gas
                                                                 Corporation, Hartford Hospital, Old State House Association,
                                                                 Middlesex Mutual Assurance Company, and Enhance Financial
                                                                 Services, Inc.; Chairman, Board of Trustees, Hartford Graduate
                                                                 Center; Trustee, Greater Hartford YMCA; former Director, Vice
                                                                 Chairman and Chief Investment Officer, The Travelers Corporation;
                                                                 former Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc.


Anthony J. Fischer*                  President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union Bank; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016 **Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

IV.      Addition of New Classes of Shares

         The "Class B" shares of each of the following Funds will now be designated "Class C". In addition, each of the following Funds will add a new class of shares designated as "Class B".

Evergreen Capital Balanced Fund (formerly Mentor Balanced Portfolio)
Evergreen Growth Fund (formerly Mentor Growth Portfolio)
Evergreen Capital Growth Fund (formerly Mentor Capital Growth Portfolio) Evergreen Quality Income Fund (formerly Mentor Quality Income Portfolio) Evergreen Perpetual Global Fund (formerly Mentor Perpetual Global Portfolio) Evergreen High Income Fund (formerly Mentor High Income Portfolio)
Evergreen Perpetual International Fund (formerly Mentor Perpetual International Portfolio)

         The section entitled "How to Buy Shares" applies generally to each Fund's Class A, Class B, Class C and Class Y shares. In addition, the section entitled "Distribution" is amended to reflect that both Class B and Class C shares make payments in accordance with a Distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

         The "Class Y" shares of Evergreen Select Fixed Income Fund II will be designated "Institutional Shares". In addition, the Fund will add a new class of shares designated as "Institutional Service Shares".

         The section entitled "The Distributor" is amended to reflect that the Fund's Institutional Service Shares make payments in accordance with a Distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.



October 15, 1999

                             EVERGREEN EQUITY TRUST

                                     PART C



Item 23    Exhibits


Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits I and II
          of holders of the securities being registered          of Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on October 8, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII.


(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Evergreen Investment Management Company                Registrant's Registration Statement
          (formerly Keystone Investment Management               Filed on March 12, 1998
          Company)

(d)(4)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 12 to
          Meridian Investment Company                            Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(5)    Sub-advisory Agreement between Evergreen Asset         Incorporated by reference to
          Management Corp. and Lieber & Company                  Post-Effective Amendment No.9 to
                                                                 Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(d)(6)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(7)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and First             Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(8)    Portfolio Management Agreement between                 Incorporated by reference to
          Putnam Investment Management, Inc. and First           Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(9)    Form of Investment Advisory and Management             Contained herein
          Agreement between the Registrant and Mentor
          Investment Advisors, LLC

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


(e)(7)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(8)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(1)    Administration Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Investment                    Post-Effective Amendment No. 4 to
          Services, Inc.                                         Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(3)    Form of Administration Agreement between               Contained herein
          the Registrant and Evergeen Investment
          Service, Inc. (10/15/99 Agreement)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Contained herein

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Domestic Growth Funds                                  Registrant's Post-Effective Amendment No. 12
                                                                 Filed on February 1, 1999

(j)(2)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Registrant's
          Domestic Growth Funds                                  Post-Effective Amendment No. 12
                                                                 Filed on February 1, 1999

(j)(3)    Consent of Ernst & Young LLP                           Incorporated by reference to Registrant's
          Domestic Growth Funds                                  Post-Effective Amendment No. 12
                                                                 Filed on February 1, 1999

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          Balanced Fund                                          Post-Effective Amendment No. 16
                                                                 Filed on July 29, 1999


(j)(5)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Registrant's
          Growth and Income Funds                                Post-Effective Amendment No. 9
                                                                 Filed on September 30, 1998

(j)(6)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          Growth and Income Funds                                Post-Effective Amendment No. 9
                                                                 Filed on September 30, 1998.

(j)(7)    Consent of KPMG LLP                                    Contained herein

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(5)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(n)        Not applicable

(o)        Multiple Class Plan                                   Incorporated by reference to Post-Effective
                                                                 Amendment No. 13 to Registrants's Registration
                                                                 Statement filed on April 30, 1999

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.

     The information required by this item with respect to Mentor Investment Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-40384) of Mentor Investment Advisors, LLC.


Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     The information required by this item with respect to Mentor Investment Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-40384) of Mentor Investment Advisors, LLC.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriter in the last fiscal year.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Mentor Investment Advisors, LLC, 901 East Byrd Street, Richmond, Virginia 23219

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 14th day of October, 1999.

                                         EVERGREEN EQUITY TRUST


                                         By: /s/ Anthony J. Fischer
                                             -----------------------------
                                             Name: Anthony J. Fischer
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of October, 1999.

/s/Anthony J. Fischer                   /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
Anthony J. Fischer                      Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Vice Chairman of the Board
                                                                           and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registrations Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 14th day of October, 1999.


                                            MENTOR FUNDS

                                            By:  /s/  Paul F. Costello
                                               ---------------------------------
                                                   Name:  Paul F. Costello
                                                   Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of October, 1999.

/s/ Paul F. Costello                /s/ Terry L. Perkins               /s/ Daniel J. Ludeman
------------------------------      -----------------------------      -------------------------------
Paul F. Costello                    Terry L. Perkins                   Daniel J. Ludeman*
President (Principal                Treasurer (Principal               Trustee
Executive Officer)                  Financial and Accounting Officer)

/s/ Arnold H. Dreyfuss              /s/ Thomas F. Keller               /s/ Peter J. Quinn, Jr.
-------------------------------     --------------------------         ----------------------------
Arnold H. Dreyfuss*                 Thomas F. Keller*                  Peter J. Quinn, Jr.*
Trustee                             Trustee                            Trustee

/s/ Louis W. Moelchert, Jr.         /s/ Troy A. Peery, Jr.              /s/ J. Garnett Nelson
---------------------------------   ------------------------------     ---------------------------------
Louis W. Moelchert, Jr.*            Troy A. Peery, Jr.*                J. Garnett Nelson*
Trustee                             Trustee                            Trustee

/s/ Arch T. Allen, III              /s/ Weston E. Edwards              /s/ Jerry R. Barrentine
---------------------------------   -----------------------------      ------------------------------
Arch T. Allen, III*                 Weston E. Edwards*                 Jerry R. Barrentine*
Trustee                             Trustee                            Trustee

*By  /s/ Paul F. Costello
------------------------------
Paul F. Costello
Attorney-in-Fact


     *Paul F. Costello, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registrations Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 14th day of October, 1999.


                                            AMERICA'S UTILITY FUND, INC.

                                            By:  /s/  Paul F. Costello
                                               ---------------------------------
                                                   Name:  Paul F. Costello
                                                   Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of October, 1999.

/s/ Paul F. Costello                /s/ Terry L. Perkins               /s/ Daniel J. Ludeman
------------------------------      -----------------------------      -------------------------------
Paul F. Costello                    Terry L. Perkins                   Daniel J. Ludeman*
President (Principal                Treasurer (Principal               Trustee
Executive Officer)                  Financial and Accounting Officer)

/s/ Arnold H. Dreyfuss              /s/ Thomas F. Keller               /s/ Peter J. Quinn, Jr.
-------------------------------     --------------------------         ----------------------------
Arnold H. Dreyfuss*                 Thomas F. Keller*                  Peter J. Quinn, Jr.*
Trustee                             Trustee                            Trustee

/s/ Louis W. Moelchert, Jr.         /s/ Troy A. Peery, Jr.              /s/ J. Garnett Nelson
---------------------------------   ------------------------------     ---------------------------------
Louis W. Moelchert, Jr.*            Troy A. Peery, Jr.*                J. Garnett Nelson*
Trustee                             Trustee                            Trustee

/s/ Arch T. Allen, III              /s/ Weston E. Edwards              /s/ Jerry R. Barrentine
---------------------------------   -----------------------------      ------------------------------
Arch T. Allen, III*                 Weston E. Edwards*                 Jerry R. Barrentine*
Trustee                             Trustee                            Trustee

*By  /s/ Paul F. Costello
------------------------------
Paul F. Costello
Attorney-in-Fact


     *Paul F. Costello, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
(d)(9)                   Form of Investment Advisory and Management Agreement
(h)(3)                   Form of Administrative Services Agreement
(i)(2)                   Opinion and Consent of Sullivan & Worcester LLP
(j)(7)                   Consents of KPMG LLP